May 2, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:   American Fidelity Separate Account A (File Nos. 002-30771, 811-01764)

Ladies and Gentlemen:
      On behalf of American Fidelity Assurance Company (the
"Company") and American Fidelity Separate Account A ("Separate
Account A"), I am filing this certification pursuant to paragraph (j) of
Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of Prospectus and Statement of Additional Information ("SAI") for
certain variable annuity contracts offered by the Company through
Separate Account A otherwise required to be filed under paragraph (c) of
Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-
4 for Separate Account A, which was filed electronically with the
Securities and Exchange Commission via EDGAR on April 28, 2022 and
became effective on May 1, 2022.
Sincerely,
					/s/ Jennifer Wheeler
					Jennifer Wheeler
					Vice President
American Fidelity Assurance Company P.O. Box 25523 Oklahoma City, OK 73125-0523 americanfidelity.com